Basis of preparation and summary of significant accounting policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Securities	$ 175,879	$ 161,401
Derivatives	6,744,130
USD LIBOR | Maturing After June 30 2023 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities	1,600	1,600
Loans and customers' liability under acceptances	33,600	36,900
Non-derivative financial assets	35,200	38,500
Secured borrowing deposits and subordinated indebtedness	100	100
Other deposits and acceptances	1,100	1,000
Non-derivative financial liabilities	1,200	1,100
Derivatives	866,900	735,700
CDOR [Member] | Maturing After June 28 2024 [Member]
Disclosure of detailed information about hedging instruments [line items]
Securities	3,400	2,700
Loans and customers' liability under acceptances	20,000	10,300
Non-derivative financial assets	23,400	13,000
Secured borrowing deposits and subordinated indebtedness	6,500	6,300
Other deposits and acceptances	7,100	3,800
Non-derivative financial liabilities	13,600	10,100
Derivatives	$ 1,757,900	$ 1,341,600